UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
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Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       D. E. Shaw Adviser II, L.L.C. (see notes 1 and 2)
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Address:    1166 Avenue of the Americas, 9th Floor
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            New York, NY 10036
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Form 13F File Number: 28-15385
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Nathan Thomas
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Title:      Chief Compliance Officer
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Phone:      (212) 478-0000
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Signature, Place, and Date of Signing:

/s/ Nathan Thomas                 New York, NY              May 15, 2013
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[Signature]                       [City, State]             [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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List of Other Managers Reporting for this Manager:

Form 13F File Number               Name

28-5396                            D. E. Shaw & Co., Inc. (see notes 1 and 2)
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Form 13F                                                             Page 3 of 4

Manager Reporting on Behalf of Reporting Manager: D. E. Shaw & Co., Inc. (see notes 1 and 2).

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Form 13F                                                             Page 4 of 4


NOTES

1. D. E. Shaw & Co., Inc. may be deemed an institutional investment manager in its capacity as the general partner of D. E. Shaw & Co., L.P., which in turn is the managing member of certain other affiliated institutional investment managers. D. E. Shaw & Co., Inc. does not exercise investment or voting discretion, and therefore disclaims such discretion, with respect to Section 13(f) securities.

2. D. E. Shaw & Co., L.P. may be deemed to exercise investment or voting discretion for affiliated institutional investment managers. D. E. Shaw & Co., L.P. does not exercise investment or voting discretion, and therefore disclaims such discretion, with respect to Section 13(f) securities over which such affiliated institutional investment managers exercise investment or voting discretion.